INCOME TAXES (Details Textual) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Apr. 30, 2015	Apr. 30, 2014	Apr. 30, 2015	Apr. 30, 2014	Jul. 31, 2014	Jul. 31, 2013
Income Taxes [Line Items]
Effective Income Tax Rate Reconciliation, Change in Enacted Tax Rate, Percent			34.00%		34.00%
Operating Loss Carryforwards	$ 660,179		$ 660,179		$ 501,624
Income Tax Expense (Benefit)	(20,548)	$ (27,857)	$ (179,120)	$ (38,261)	(113,932)	$ 0
CHINA
Income Taxes [Line Items]
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential, Percent			25.00%
Luck Sky HK [Member]
Income Taxes [Line Items]
Income (Loss) from Subsidiaries, Net of Tax					0
Luck Sky Shenzhen [Member]
Income Taxes [Line Items]
Operating Loss Carryforwards	30,036		$ 30,036		$ 6,283
Effective Income Tax Rate Reconciliation, Change in Deferred Tax Assets Valuation Allowance, Percent					100.00%
Operating Loss Carry forwards Expiration Term			5 years
Income Tax Expense (Benefit)			$ 7,529
Sanhe [Member]
Income Taxes [Line Items]
Operating Loss Carryforwards	901,742		901,742		$ 341,795
Deferred Tax Assets, Net	$ 298,171		$ 298,171		$ 111,844	$ 0
Operating Loss Carry forwards Expiration Term			5 years